Share Capital - Summary of Details of GDR Buyback Programs (Details) ₸ in Millions	12 Months Ended
Dec. 31, 2024 KZT (₸) shares
Disclosure of classes of share capital [line items]
Number of GDRs acquired | shares	4,036,932
Total amount paid | ₸	₸ 127,227
1st buy-back program
Disclosure of classes of share capital [line items]
Start date	Apr. 22, 2022
Maturity date	Jul. 21, 2022
Number of GDRs acquired | shares	998,429
Total amount paid | ₸	₸ 22,841
2nd buy-back program
Disclosure of classes of share capital [line items]
Start date	Jul. 22, 2022
Maturity date	Oct. 21, 2022
Number of GDRs acquired | shares	788,153
Total amount paid | ₸	₸ 21,325
3rd buy-back program
Disclosure of classes of share capital [line items]
Start date	Oct. 22, 2022
Maturity date	Feb. 24, 2023
Number of GDRs acquired | shares	1,131,380
Total amount paid | ₸	₸ 38,474
4th buy-back program
Disclosure of classes of share capital [line items]
Start date	Mar. 22, 2023
Maturity date	Jul. 21, 2023
Number of GDRs acquired | shares	531,995
Total amount paid | ₸	₸ 18,740
5th buy-back program
Disclosure of classes of share capital [line items]
Start date	Jul. 22, 2023
Maturity date	Oct. 21, 2023
Number of GDRs acquired | shares	283,689
Total amount paid | ₸	₸ 12,614
6th buy-back program
Disclosure of classes of share capital [line items]
Start date	Oct. 22, 2023
Maturity date	Jan. 16, 2024
Number of GDRs acquired | shares	303,286
Total amount paid | ₸	₸ 13,233